Financial Instruments (Details) - Schedule of foreign currency risk - Foreign currency risk [Member] $ in Thousands, $ in Thousands	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 ARS ($)
Financial Instruments (Details) - Schedule of foreign currency risk [Line Items]
Cash	$ 4,994	$ 1,297	$ 3,475	$ 952
Other assets			675	23
Trade receivables	609		1,038
Trade payables and accrued liabilities	(6,228)	(4,849)	(4,964)	(718)
Long-term debt	(126)		(126)
Foreign currency risk	$ (751)	$ (3,552)	$ 98	$ 257